Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income tax expense computed at statutory federal tax rate					$ (609)	$ (2,527)
Tax Jurisdiction of Domicile [Extensible Enumeration]					Income tax benefit
State and local income taxes, net of federal income tax effect					$ (483)
Foreign items, including change in tax rates, and other						(1,158)
Change in valuation allowance						2,798
Income tax benefit	$ 9	$ 2	$ 39	$ 2	7	(782)
Loss from continuing operations before taxes	(396)	(1,248)	(563)	(5,454)	(2,991)	(11,994)
Disallowed expenses and non-taxable income						35
Loss surrendered to generate R&D credit
Additional research and development tax relief
Stock Compensation						30
Change in Tax Rate
Section 382 Limitation
Other items						40
Income tax benefit	$ 9	$ 2	$ 39	$ 2	7	$ (782)
UNITED KINGDOM
Foreign items, including change in tax rates, and other					8,940
Change in valuation allowance					(55,877)
Non-deductible expenses					47,251
MALAYSIA
Foreign items, including change in tax rates, and other					(35)
UNITED STATES
Change in valuation allowance					1,921
Non-deductible expenses					(1,039)
Other adjustments					$ (62)